SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17 — SUBSEQUENT EVENTS
The following events occurred subsequent to June 30, 2021:
Redemptions of Shares of Common Stock
Subsequent to June 30, 2021, the Company redeemed approximately 1.7 million shares for $12.0 million (at a redemption price of $7.20 per share). The remaining redemption requests relating to approximately 31.1 million shares went unfulfilled.
Property Dispositions
Subsequent to June 30, 2021, the Company disposed of 61 properties for an aggregate gross sales price of $118.8 million, resulting in net proceeds of $115.5 million after closing costs and a net gain of approximately $27.0 million. The Company has no continuing involvement with these properties.
Broadly Syndicated Loans
Subsequent to June 30, 2021, the Company settled $62.3 million of broadly syndicated loan transactions, $28.5 million of which were traded as of June 30, 2021.
CRE Loans
Subsequent to June 30, 2021, the Company received a principal repayment of $99.6 million in connection with the partial release and modification of one CRE senior loan financed under the Barclays Repurchase Facility. The Company used the proceeds to repay amounts on the Barclays Repurchase Facility, as discussed below under Repurchase Facilities.
Derivative Instruments and Notes Payable
Subsequent to June 30, 2021, one of the Company’s interest rate swap agreements matured and the Company repaid in full $21.5 million of the underlying mortgage notes payable. Additionally, in connection with the origination of the Mortgage Loan (as defined below), the Company terminated two interest rate swap agreements and paid down the $220.0 million outstanding balance under the CCPT V Credit Facility.
Credit and Security Agreement
Subsequent to June 30, 2021, the Company received borrowings in an aggregate principal amount of $50.0 million under the Credit and Security Agreement.
Repurchase Facilities
Subsequent to June 30, 2021, the Company entered into an amendment to the Barclay’s Repurchase Agreement, pursuant to which the maturity date of the Barclays Repurchase Facility was extended to September 21, 2024. Additionally, the Company repaid $66.4 million of the Barclays Repurchase Facility.
First Lien Mortgage Loan
Subsequent to June 30, 2021, JPMorgan Chase and DBR Investments Co. Limited originated a $650.0 million first lien mortgage loan (the “Mortgage Loan”) to 114 single purpose entities, each of which is a wholly-owned subsidiary of the Company and are managed on a day-to-day
basis by affiliates of CIM. The proceeds from the Mortgage Loan were primarily used by the Company to paydown existing debt.
Net-Lease
Mortgage Notes
Subsequent to June 30, 2021, the Company issued $774.0 million aggregate principal amount of
Net-Lease
Mortgage Notes, Series
2021-1
(the “Class A Notes”). The Company used the net proceeds from the sale of the Class A Notes to refinance or repay certain indebtedness and pay fees and expenses related to the issuance.
Credit Facilities and Notes Payable
Subsequent to June 30, 2021, and with the proceeds from the Mortgage Loan and the sale of the Class A Notes, the Company repaid fixed-rate debt of $104.1 million, paid down the $1.11 billion outstanding balance under the Credit Facilities and terminated the CCPT V Credit Facility and the CMFT Credit Facility.

NOTE	19 — SUBSEQUENT EVENTS
Distribution Reinvestment Plan and Share Redemption Program
On March 25, 2021, the Board reinstated the Amended DRIP and Amended Share Redemption Program, effective April 1, 2021.
Property Disposition
Subsequent to December 31, 2020, the Company disposed of one property for an aggregate gross sales price of $3.7 million, resulting in net proceeds of $3.5 million after closing costs. The Company has no continuing involvement with this property.
Foreclosure of Mezzanine Loans
On January 7, 2021, the Company completed foreclosure proceedings to take control of the assets securing its mezzanine loans, which are comprised of 75 condominium units and 21 rental units across four buildings totaling approximately 164,000 square feet.
Broadly Syndicated Loans
Subsequent to December 31, 2020, the Company settled $37.4 million of net broadly syndicated loan transactions that were traded subsequent to December 31, 2020.
Repurchase Facilities
Subsequent to December 31, 2020, the Company received borrowings under the Repurchase Facilities in an aggregate amount of $122.3 million. Advances under the Repurchase Agreements accrue interest at per annum rates based on the one-month LIBOR, plus a spread to be determined on a case-by-case
basis between Citibank or Barclays and the CMFT Lending Subs, as discussed in Note 9 — Credit Facilities, Notes Payable and Repurchase Facilities.
CMBS Purchase
Subsequent to December 31, 2020, the Company invested $28.5 million in CMBS.